Financial Liabilities - Borrowings - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)
Disclosure of detailed information about borrowings [line items]
Accrued interest included in non-current borrowings		£ 13.0		£ 10.0
Accrued interest included in current borrowings		2.0		0.0
Notional amount		£ 3,130.0	€ 300	1,915.0
Borrowings, interest rate	1.375%	1.375%	1.375%
Undrawn borrowing capacity on revolving credit facility	$ 1,000			800.0
Undrawn borrowing capacity [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing capacity on revolving credit facility	$ 1			£ 0.8
5.375% GBP notes 2024 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		£ 350.0
Borrowings, interest rate	5.375%	5.375%	5.375%